CLAYMORE EXCHANGE-TRADED FUND TRUST 2


          Claymore/Zacks International Yield Hog Index ETF (the "Fund")


Effective November 3, 2008, the name of the Fund will change to Claymore/Zacks International Multi-Asset Income Index ETF. At that time, the name of the Fund's underlying index will change to the Zacks International Multi-Asset Income Index.


                      Claymore Exchange-Traded Fund Trust 2
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               Please Retain This Supplement for Future Reference

September 8, 2008